Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 25, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 25, 2024
Prospectus Date	rr_ProspectusDate	Jan. 16, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

This supplement relates to the YieldMax™ Universe Fund of Option Income ETFs.

The second sentence in the second paragraph under the section heading “Principal Investment Strategies” is amended and restated in its entirety to read as follows:

Each of the Underlying YieldMax™ ETFs in which the Fund may invest has a primary investment objective to seek current income, and a secondary investment objective to seek indirect exposure to (i) the share price of the common stock of a particular operating company, (ii) the share price of a particular ETF, or (iii) the share price of one or more ETFs or U.S.-listed exchange-traded products (“ETPs”) (in each case, an “Underlying Security,” and each such operating company, ETF, and ETP, an “Underlying Issuer”), subject to a limit on potential investment gains.

References to an individual “Underlying Security” are deleted and replaced with references to “Underlying Security(ies).” References to an individual “Underlying Issuer” are deleted and replaced with references to “Underlying Issuer(s).”

YieldMaxTM Universe Fund of Option Income ETFs
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	The second sentence in the second paragraph under the section heading “Principal Investment Strategies” is amended and restated in its entirety to read as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Each of the Underlying YieldMax™ ETFs in which the Fund may invest has a primary investment objective to seek current income, and a secondary investment objective to seek indirect exposure to (i) the share price of the common stock of a particular operating company, (ii) the share price of a particular ETF, or (iii) the share price of one or more ETFs or U.S.-listed exchange-traded products (“ETPs”) (in each case, an “Underlying Security,” and each such operating company, ETF, and ETP, an “Underlying Issuer”), subject to a limit on potential investment gains.
YieldMaxTM Universe Fund of Option Income ETFs | YieldMaxTM Universe Fund of Option Income ETFs
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YMAX
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMaxTM Magnificent 7 Fund of Option Income ETFs
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YMAG